Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Marketfield Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio seeks long-term growth of capital above that of the broad equity market over a full market cycle, with volatility that is lower than that of the broad equity market. Correlation between the Portfolio and the broad equity market may vary considerably over the course of an investment cycle.

To achieve the Portfolio's investment objective, Marketfield Asset Management LLC, the Portfolio's Subadvisor, allocates the Portfolio's assets among investments in equity securities, fixed-income securities and other investment companies, including exchange-traded funds (“ETFs”), in proportions consistent with the Subadvisor's evaluation of their expected risks and returns.

The Portfolio's equity securities investments may include common and preferred stocks of United States companies of any size. The Portfolio may invest up to 50% of its net assets in equity securities of foreign companies of any size, including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets. The Portfolio's investments in foreign securities may include, but are not limited to, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Also, with respect to 50% of the Portfolio's net assets, the Portfolio may engage in short sales of securities or other derivative type transactions to profit from an anticipated decline in the price of the securities sold short.

Under normal market conditions, the Portfolio's investments in fixed-income securities consist of investment grade corporate bonds and debentures, mortgage-backed and asset-backed securities, United States Treasury obligations, municipal securities, obligations issued by the U.S. Government and its agencies or instrumentalities and convertible securities. However, the Portfolio may invest up to 30% of its net assets in fixed-income securities that are below investment grade. Below investment grade securities are generally securities that receive low ratings from independent rating agencies, such as rated lower than BBB- by Standard & Poor's Ratings Services (“S&P”) and Baa3 by Moody's Investors Service, Inc. (“Moody's”), or if unrated, are determined to be of equivalent quality by the Subadvisor. If independent rating agencies assign different ratings to the same security, the Portfolio will use the higher rating for purposes of determining the security's credit quality. Securities that are rated below investment grade by an independent rating agency are commonly referred to as “high yield debt” or “junk bonds.” The fixed-income securities in which the Portfolio invests may have maturities of any length and may have variable and floating interest rates. The Portfolio may also invest in zero-coupon bonds, without limitation.

In addition, the Portfolio may invest up to 50% of its net assets in equity or fixed-income options, futures contracts and convertible securities and may invest up to 30% of its net assets in swap agreements. The Subadvisor shall manage the Portfolio so that the Portfolio will not be deemed to be a “commodity pool operator” under the Commodity Exchange Act.

Investment Process. When reviewing investment opportunities for the Portfolio, the Subadvisor considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole. A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers. The Subadvisor may allocate the Portfolio's investments between equity and fixed-income securities at its discretion, without limitation.

Security selection for the Portfolio is driven by the Subadvisor's top-down analysis of economic issues, the Subadvisor's perception of investor sentiment and investment flows. Once the Subadvisor has identified a theme that is expected to either benefit or disadvantage a specific sector or country, it seeks to implement an investment strategy that is appropriate for the Portfolio. In some cases, the Subadvisor may utilize a sector- or country-specific ETF that offers exposure to a broad range of securities. In other situations, the Subadvisor may select a single issue that is perceived by the Subadvisor to be particularly germane to a specific concern or a small group of issues with characteristics that match the goal of creating portfolio exposure to a macroeconomic theme.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may also sell or reduce a position in a security if it sees the investment theme failing to materialize.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
The Portfolio may invest up to 50% of its net assets in equity securities of foreign companies of any size, including up to 35% of its net assets in securities issued by corporations or governments located in developing or emerging markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Macroeconomic Strategy Risk: The investment strategies of the Portfolio rely on, among other things, the Subadvisor's assessment of macroeconomic conditions across multiple geographies and asset classes. As such, the success of the investment strategies of the Portfolio depends, in part, on the Subadvisor's assessment of these macroeconomic conditions.

Macroeconomic conditions may include, among others, unanticipated changes in economic and political conditions, corporate profits and other business related indicators, inflation and interest rate levels and performance of broad markets across asset classes.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral held with the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Debt or Fixed-Income Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio's fixed-income or debt holdings.

Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Other Investment Companies Risk: The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio's performance. In addition, because closed-end funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio's net asset value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Liquidity and Valuation Risk: Securities purchased by the Portfolio may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Tax Risk: The Portfolio's investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be to produce income that will not qualify as good income under the gross income requirements that must be met for the Portfolio to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Portfolio, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you the Portfolio's performance for the first full calendar year of the Portfolio's operation. The average annual total returns table shows how the Portfolio's average annual total returns for the one-year period and for the life of the Portfolio compare to those of a broad-based securities market index. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Portfolio has selected the HFRI Macro Discretionary Thematic Index as a secondary benchmark. The HFRI Macro Discretionary Thematic Index is a broad based hedge fund index consisting of strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.

The Portfolio commenced operations on May 1, 2013.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (calendar year 2014)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart shows you the Portfolio's performance for the first full calendar year of the Portfolio's operation. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/14	-1.74%
Worst Quarter
3Q/14	-5.50%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.93%
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | HFRI Macro Discretionary Thematic Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	HFRI Macro Discretionary Thematic Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.59%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.16%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Annual Return 2014	rr_AnnualReturn2014	(11.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(1.74%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.50%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.07%)
MainStay VP Marketfield Portfolio (Prospectus Summary) | MainStay VP Marketfield Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	1.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.61%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.16%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,885
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)

[1]	The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets over $15 billion.